[Logo – American Funds®]

The Investment Company of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

December 18, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Investment Company of America
File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 118 to the Registration Statement under the Securities Act of 1933 and Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940.  This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933.  We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing.  In addition, the registration statement has been updated to reflect the fund's revised fundamental investment policies that were approved by shareholders of the fund at a meeting of shareholders held November 24, 2009.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on March 1, 2010.  Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (213) 486-9422 or Michael Triessl at 213-615-4024.

Sincerely yours,

/s/ Vincent P. Corti
Vincent P. Corti

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